                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02423

                         Van Kampen Corporate Bond Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/06

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS MAY 31, 2006 (UNAUDITED)

PAR
AMOUNT
(000)            DESCRIPTION                                                               COUPON       MATURITY         VALUE
                 CORPORATE BONDS    84.6%

                 AEROSPACE & DEFENSE    0.6%
   $     992     Raytheon Co.                                                               4.500%       11/15/07     $     977,064
       3,310     Raytheon Co.                                                               6.150        11/01/08         3,355,910
                                                                                                                      -------------
                                                                                                                          4,332,974
                                                                                                                      -------------

                 AUTOMOTIVE    2.7%
       2,915     DaimlerChrysler NA Holding Corp.                                           8.500        01/18/31         3,350,536
       6,205     General Motors Acceptance Corp.                                            6.875        09/15/11         5,835,387
      13,205     General Motors Corp.                                                       8.375        07/15/33        10,085,319
                                                                                                                      -------------
                                                                                                                         19,271,242
                                                                                                                      -------------

                 BANKING    11.8%
       5,120     Bank of America Corp.                                                      3.375        02/17/09         4,853,760
       6,000     Bank of Scotland, 144A-Private Placement
                 (United Kingdom) (a)                                                       3.500        11/30/07         5,840,154
         160     Citigroup, Inc.                                                            6.625        06/15/32           165,045
       5,355     JPMorgan Chase & Co.                                                       6.750        02/01/11         5,590,058
       6,010     Marshall & Ilsley Bank                                                     3.800        02/08/08         5,846,366
       4,475     MBNA Corp. (Floating Rate Coupon)                                          5.580        05/05/08         4,511,350
       6,160     National City Bank                                                         3.375        10/15/07         5,987,335
       3,400     PNC Funding Corp.                                                          5.750        08/01/06         3,401,663
       2,695     Popular North America, Inc.                                                5.650        04/15/09         2,679,989
       5,855     SunTrust Banks, Inc.                                                       5.050        07/01/07         5,824,730
       6,000     U.S. Bancorp                                                               3.950        08/23/07         5,884,716
       3,650     USB Capital IX (Variable Rate Coupon)                                      6.189        03/29/49         3,578,675
      14,820     Wachovia Capital Trust III (Variable Rate Coupon)                          5.800        08/29/49        14,417,533
       2,890     Wachovia Corp.                                                             4.950        11/01/06         2,884,012
       3,100     Wachovia Corp.                                                             3.625        02/17/09         2,955,013
       1,690     Washington Mutual Bank FA                                                  5.500        01/15/13         1,647,566
       2,960     Washington Mutual, Inc.                                                    8.250        04/01/10         3,191,928
       5,820     Wells Fargo & Co.                                                          5.125        02/15/07         5,811,276
                                                                                                                      -------------
                                                                                                                         85,071,169
                                                                                                                      -------------

                 BROKERAGE    0.5%
       1,560     Goldman Sachs Group, Inc.                                                  5.250        10/15/13         1,501,502
       2,000     Lehman Brothers Holdings, Inc.                                             8.500        05/01/07         2,049,544
                                                                                                                      -------------
                                                                                                                          3,551,046
                                                                                                                      -------------

                 BUILDING MATERIALS    0.5%
       3,380     Masco Corp.                                                                4.625        08/15/07         3,334,370
                                                                                                                      -------------

                 CHEMICALS    0.8%
       5,890     Sealed Air Corp., 144A-Private Placement (a)                               5.625        07/15/13         5,661,232
                                                                                                                      -------------

                 CONSTRUCTION MACHINERY    1.8%
       5,460     Caterpillar Financial Services Corp., Ser F                                3.625        11/15/07         5,321,895


       7,350     John Deere Capital Corp. (Floating Rate Coupon)                            4.950        04/15/08         7,353,006
                                                                                                                      -------------
                                                                                                                         12,674,901
                                                                                                                      -------------

                 CONSUMER PRODUCTS    1.2%
       3,950     Cendant Corp.                                                              6.250        01/15/08         3,984,057
       4,725     Clorox Co. (Floating Rate Coupon)                                          5.025        12/14/07         4,733,136
                                                                                                                      -------------
                                                                                                                          8,717,193
                                                                                                                      -------------

                 DIVERSIFIED MANUFACTURING    3.9%
         195     Brascan Corp. (Canada)                                                     8.125        12/15/08           205,709
       3,935     Brascan Corp. (Canada)                                                     7.125        06/15/12         4,158,099
       2,260     Cooper Industries, Inc.                                                    5.250        07/01/07         2,245,665
       3,790     Cooper Industries, Inc.                                                    5.250        11/15/12         3,677,346
       1,450     Hutchison Whampoa International Ltd., 144A-Private Placement
                 (Cayman Islands) (a)                                                       5.450        11/24/10         1,425,659
       1,880     Hutchison Whampoa International Ltd., 144A-Private Placement
                 (Cayman Islands) (a)                                                       6.500        02/13/13         1,913,879
       3,000     Textron Financial Corp.                                                    2.690        10/03/06         2,974,842
         475     Tyco International Group SA (Luxembourg)                                   5.800        08/01/06           475,268
       6,200     Tyco International Group SA (Luxembourg)                                   6.125        11/01/08         6,257,573
       5,050     United Technologies Corp.                                                  4.375        05/01/10         4,851,358
                                                                                                                      -------------
                                                                                                                         28,185,398
                                                                                                                      -------------

                 ELECTRIC    8.1%
       5,470     Ameren Corp.                                                               4.263        05/15/07         5,400,033
       2,325     Arizona Public Service Co.                                                 6.750        11/15/06         2,336,465
       4,995     Arizona Public Service Co.                                                 5.800        06/30/14         4,866,279
       2,155     Carolina Power & Light Co.                                                 6.800        08/15/07         2,185,185
       5,151     CC Funding Trust I                                                         6.900        02/16/07         5,192,435
       2,860     Cincinnati Gas & Electric Co.                                              5.700        09/15/12         2,831,532
       2,685     Detroit Edison Co.                                                         6.125        10/01/10         2,725,143
       2,690     Duquesne Light Co., Ser O                                                  6.700        04/15/12         2,799,125
         320     Duquesne Light Co., Ser Q                                                  5.700        05/15/14           314,188
       2,265     Entergy Gulf States, Inc.                                                  3.600        06/01/08         2,172,359
       4,395     Entergy Gulf States, Inc. (Floating Rate Coupon)                           5.220        12/01/09         4,352,988
       1,965     Entergy Gulf States, Inc., 144A-Private Placement
                 (Floating Rate Coupon) (a)                                                 5.610        12/08/08         1,968,443
       3,835     Exelon Corp.                                                               6.750        05/01/11         3,987,188
         560     Indianapolis Power & Light Co., 144A-Private Placement (a)                 6.300        07/01/13           563,770
       1,930     Monongahela Power Co.                                                      5.000        10/01/06         1,925,650
       5,550     NiSource Finance Corp. (Floating Rate Coupon)                              5.764        11/23/09         5,562,815
       2,715     Pacific Gas & Electric Co.                                                 6.050        03/01/34         2,569,897
       1,400     PSEG Energy Holdings                                                       8.625        02/15/08         1,449,000
         590     TXU Corp., Ser J                                                           6.375        06/15/06           590,141
       5,000     Wisconsin Electric Power                                                   3.500        12/01/07         4,858,040
                                                                                                                      -------------
                                                                                                                         58,650,676
                                                                                                                      -------------

                 ENTERTAINMENT    0.6%
       4,237     Time Warner, Inc.                                                          6.150        05/01/07         4,257,693
                                                                                                                      -------------

                 ENVIRONMENTAL & FACILITIES SERVICES    0.9%
       1,220     Waste Management, Inc.                                                     7.000        10/15/06         1,226,643
       3,223     Waste Management, Inc.                                                     6.875        05/15/09         3,328,486
       1,745     Waste Management, Inc.                                                     7.375        08/01/10         1,851,281
                                                                                                                      -------------
                                                                                                                          6,406,410
                                                                                                                      -------------

                 FOOD/BEVERAGE    3.7%
       2,750     Coca-Cola Enterprises, Inc.                                                5.375        08/15/06         2,750,179
       2,235     ConAgra, Inc.                                                              7.000        10/01/28         2,268,907
       1,745     ConAgra, Inc.                                                              8.250        09/15/30         2,007,820
       4,655     FBG Finance, Ltd., 144A-Private Placement
                 (Australia) (a)                                                            5.125        06/15/15         4,300,754
       4,000     General Mills, Inc.                                                        3.875        11/30/07         3,903,708
       3,145     Kraft Foods, Inc.                                                          5.625        11/01/11         3,116,220
       6,015     Miller Brewing Co., 144A-Private Placement (a)                             4.250        08/15/08         5,839,530
         530     Pilgrim's Pride Corp.                                                      9.625        09/15/11           557,825
       1,845     YUM! Brands, Inc.                                                          8.875        04/15/11         2,066,808
                                                                                                                      -------------
                                                                                                                         26,811,751
                                                                                                                      -------------

                 GAMING    0.9%
       7,040     Harrahs Operating Co., Inc.                                                5.625        06/01/15         6,627,801
                                                                                                                      -------------

                 HEALTHCARE    3.7%
       1,815     Amerisourcebergen Corp., 144A-Private Placement (a)                        5.625        09/15/12         1,777,533
       4,420     Baxter Finance Co., 144A-Private Placement
                 (Netherlands) (a)                                                          4.750        10/15/10         4,255,116
       6,085     Health Net, Inc.                                                           9.875        04/15/11         6,869,509
       1,840     UnitedHealth Group, Inc.                                                   5.200        01/17/07         1,837,453
       6,000     UnitedHealth Group, Inc. (Floating Rate Coupon)                            4.920        03/02/09         5,993,076
       2,000     Wellpoint, Inc.                                                            6.375        06/15/06         2,000,586
       2,410     Wellpoint, Inc.                                                            3.750        12/14/07         2,346,251
       1,510     Wellpoint, Inc.                                                            4.250        12/15/09         1,444,836
                                                                                                                      -------------
                                                                                                                         26,524,360
                                                                                                                      -------------

                 INDEPENDENT ENERGY    0.4%
       1,550     Kerr-McGee Corp.                                                           5.875        09/15/06         1,557,965
       1,540     Kerr-McGee Corp.                                                           6.625        10/15/07         1,561,591
                                                                                                                      -------------
                                                                                                                          3,119,556
                                                                                                                      -------------

                 INTEGRATED ENERGY    0.7%
       1,880     Consumers Energy Co., Ser F                                                4.000        05/15/10         1,755,424
       2,035     Consumers Energy Co., Ser H                                                4.800        02/17/09         1,981,925
       1,905     Petro-Canada (Canada)                                                      5.350        07/15/33         1,617,511
                                                                                                                      -------------
                                                                                                                          5,354,860
                                                                                                                      -------------

                 LIFE INSURANCE    4.8%
       2,085     AXA Financial, Inc.                                                        6.500        04/01/08         2,117,676
       7,945     Marsh & McLennan Cos., Inc.                                                5.875        08/01/33         6,964,086
         190     Metlife, Inc.                                                              6.125        12/01/11           194,289
       2,730     Monumental Global Funding II, 144A-Private Placement (a)                   3.850        03/03/08         2,652,998
         920     Nationwide Financial Services, Inc.                                        6.250        11/15/11           938,294
       3,495     Platinum Underwriters Finance Inc., Ser B                                  7.500        06/01/17         3,439,940
       3,055     Platinum Underwriters Hldgs, Ltd. (Bermuda)                                6.371        11/16/07         3,035,320
       6,400     Principal Life Global Funding I, 144A-Private Placement (a)                5.125        06/28/07         6,374,803
       3,400     Prudential Funding LLC., 144A-Private Placement (a)                        6.600        05/15/08         3,464,501
       5,595     Xlliac Global Funding, 144A-Private Placement (a)                          4.800        08/10/10         5,390,083
                                                                                                                      -------------
                                                                                                                         34,571,990
                                                                                                                      -------------


                 LODGING    0.5%
       2,755     Hyatt Equities, LLC, 144A-Private Placement (a)                            6.875        06/15/07         2,781,178
       1,005     Starwood Hotels & Resorts Worldwide, Inc.                                  7.375        05/01/07         1,021,331
                                                                                                                      -------------
                                                                                                                          3,802,509
                                                                                                                      -------------

                 MEDIA-CABLE    1.5%
       4,455     Comcast Cable Communications, Inc.                                         8.375        05/01/07         4,565,791
       2,625     Comcast Cable Communications, Inc.                                         6.750        01/30/11         2,717,922
         240     Comcast Cable Communications, Inc.                                         7.125        06/15/13           252,626
       2,495     Echostar DBS Corp.                                                         6.375        10/01/11         2,401,437
       1,205     Echostar DBS Corp.                                                         6.625        10/01/14         1,141,737
                                                                                                                      -------------
                                                                                                                         11,079,513
                                                                                                                      -------------

                 MEDIA-NONCABLE    1.8%
       2,415     Interpublic Group of Cos., Inc.                                            5.400        11/15/09         2,233,875
       2,600     News America Holdings, Inc.                                                8.875        04/26/23         3,038,339
         510     News America, Inc.                                                         7.125        04/08/28           510,745
         795     News America, Inc.                                                         7.300        04/30/28           812,015
         900     News America, Inc.                                                         7.280        06/30/28           915,588
       2,065     Viacom, Inc., 144A-Private Placement (a)                                   6.875        04/30/36         2,003,564
       3,580     WPP Finance Corp. (United Kingdom)                                         5.875        06/15/14         3,477,526
                                                                                                                      -------------
                                                                                                                         12,991,652
                                                                                                                      -------------

                 NATURAL GAS DISTRIBUTORS    0.7%
       5,163     Sempra Energy                                                              4.621        05/17/07         5,118,278
                                                                                                                      -------------

                 NATURAL GAS PIPELINES    1.4%
       2,230     Consolidated Natural Gas Co., Ser A                                        5.000        12/01/14         2,069,308
       3,975     Consolidated Natural Gas Co., Ser C                                        6.250        11/01/11         4,037,038
       1,575     Kinder Morgan Energy Partners                                              5.125        11/15/14         1,431,593
       2,515     Texas Eastern Transmission Corp.                                           7.000        07/15/32         2,683,364
                                                                                                                      -------------
                                                                                                                         10,221,303
                                                                                                                      -------------

                 NONCAPTIVE-CONSUMER FINANCE    5.5%
       4,660     American Express Co.                                                       5.500        09/12/06         4,663,910
       1,920     American General Finance Corp.                                             4.625        05/15/09         1,871,130
       4,500     American General Finance Corp.                                             4.625        09/01/10         4,323,550
       6,920     Countrywide Home Loans, Inc.                                               3.250        05/21/08         6,626,820
       1,000     HSBC Finance Corp.                                                         7.875        03/01/07         1,017,090
         800     HSBC Finance Corp.                                                         4.125        12/15/08           774,265
       1,175     HSBC Finance Corp.                                                         4.125        11/16/09         1,120,827
       4,700     HSBC Finance Corp.                                                         6.750        05/15/11         4,898,425
       1,440     HSBC Finance Corp.                                                         6.375        10/15/11         1,481,316
       8,630     Residential Capital Corp.                                                  6.375        06/30/10         8,526,466
       4,660     SLM Corp.                                                                  4.000        01/15/10         4,417,163
                                                                                                                      -------------
                                                                                                                         39,720,962
                                                                                                                      -------------

                 NONCAPTIVE-DIVERSIFIED FINANCE    4.0%
       1,165     CIT Group, Inc.                                                            7.375        04/02/07         1,183,688
         940     CIT Group, Inc.                                                            3.650        11/23/07           915,553
       1,545     CIT Group, Inc.                                                            4.750        08/15/08         1,519,827
       6,000     General Electric Capital Corp., Ser A                                      4.250        01/15/08         5,893,224
       5,440     General Electric Capital Corp., Ser A                                      5.875        02/15/12         5,505,780
       2,235     General Electric Capital Corp., Ser A                                      4.750        09/15/14         2,093,413
       3,845     General Electric Capital Corp., Ser A                                      6.750        03/15/32         4,127,892
       1,020     International Lease Finance Corp.                                          3.750        08/01/07           997,958
       7,115     Nationwide Building Society, 144A-Private Placement
                 (United Kingdom) (a)                                                       4.250        02/01/10         6,796,006
                                                                                                                      -------------
                                                                                                                         29,033,341
                                                                                                                      -------------

                 OIL FIELD SERVICES    0.6%
       4,460     Panhandle Eastern Pipe Line Co., Ser B                                     2.750        03/15/07         4,362,308
                                                                                                                      -------------

                 OTHER UTILITIES    0.6%
       4,370     Plains All American Pipeline, 144A-Private Placement (a)                   6.700        05/15/36         4,361,282
                                                                                                                      -------------

                 PAPER    1.8%
       3,875     Abitibi-Consolidated, Inc. (Canada)                                        8.850        08/01/30         3,380,938
       7,945     Bowater Canada Finance (Canada)                                            7.950        11/15/11         7,786,100
       1,915     Sappi Papier Hldg AG, 144A-Private Placement (Austria) (a)                 6.750        06/15/12         1,838,266
                                                                                                                      -------------
                                                                                                                         13,005,304
                                                                                                                      -------------

                 PHARMACEUTICALS    0.3%
       2,000     Abbott Laboratories                                                        5.625        07/01/06         2,000,644
                                                                                                                      -------------

                 PROPERTY & CASUALTY INSURANCE    3.4%
       3,910     AIG Sunamerica Global Financial, 144A-Private Placement (a)                6.300        05/10/11         4,019,460
       4,710     Farmers Exchange Capital, 144A-Private Placement (a)                       7.050        07/15/28         4,639,143
       2,721     Farmers Insurance Exchange Surplus, 144A-Private Placement (a)             8.625        05/01/24         3,096,718
         575     Hartford Financial Services Group, Inc.                                    2.375        06/01/06           575,000
       4,610     Mantis Reef Ltd., 144A-Private Placement (Australia) (a)                   4.692        11/14/08         4,474,046
       4,140     St. Paul Travelers Cos., Inc.                                              5.010        08/16/07         4,106,545
       3,315     Two-Rock Pass Through Trust (Floating Rate Coupon) (Bermuda)               6.102        02/11/49         3,299,121
                                                                                                                      -------------
                                                                                                                         24,210,033
                                                                                                                      -------------

                 RAILROADS    2.2%
       3,240     Burlington Northern Santa Fe Corp.                                         6.125        03/15/09         3,287,482
       1,572     Burlington Northern Santa Fe Railway Co.                                   4.575        01/15/21         1,474,189
       1,500     CSX Corp.                                                                  6.750        03/15/11         1,563,942
       1,649     Norfolk Southern Corp.                                                     7.350        05/15/07         1,676,166
       7,375     Union Pacific Corp.                                                        6.625        02/01/08         7,494,210
                                                                                                                      -------------
                                                                                                                         15,495,989
                                                                                                                      -------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT    0.5%
         525     EOP Operating LP                                                           4.750        03/15/14           480,236
         765     EOP Operating LP                                                           7.875        07/15/31           842,091
       1,945     Reckson Operating Partnership LP                                           5.150        01/15/11         1,873,698
                                                                                                                      -------------
                                                                                                                          3,196,025
                                                                                                                      -------------

                 RETAIL    1.4%
         800     CVS Corp.                                                                  3.875        11/01/07           781,226
       2,000     Federated Department Stores, Inc.                                          6.625        09/01/08         2,037,718
       1,500     Federated Department Stores, Inc.                                          6.300        04/01/09         1,521,530
       2,910     Limited Brands, Inc.                                                       6.950        03/01/33         2,818,734
       2,970     May Department Stores Co.                                                  5.950        11/01/08         2,981,429
                                                                                                                      -------------
                                                                                                                         10,140,637
                                                                                                                      -------------

                 SUPERMARKETS    0.5%
       1,640     Fred Meyer, Inc.                                                           7.450        03/01/08         1,685,031
       1,800     Kroger Co.                                                                 7.250        06/01/09         1,871,401
                                                                                                                      -------------
                                                                                                                          3,556,432
                                                                                                                      -------------


                 TECHNOLOGY    1.1%
       3,450     Hewlett-Packard Co.                                                        5.750        12/15/06         3,457,638
       1,770     Hewlett-Packard Co. (Floating Rate Coupon)                                 5.339        05/22/09         1,771,722
       2,995     LG Electronics, Inc., 144A-Private Placement
                 (South Korea) (a)                                                          5.000        06/17/10         2,877,452
                                                                                                                      -------------
                                                                                                                          8,106,812
                                                                                                                      -------------

                 TEXTILES    0.9%
       2,845     Mohawk Industries, Inc., Ser C                                             6.500        04/15/07         2,866,224
       3,245     Mohawk Industries, Inc., Ser D                                             7.200        04/15/12         3,358,270
                                                                                                                      -------------
                                                                                                                          6,224,494
                                                                                                                      -------------

                 TOBACCO    0.3%
       2,065     Reynolds American, Inc., 144A-Private Placement (a)                        7.250        06/01/13         2,049,585
                                                                                                                      -------------

                 TRANSPORTATION SERVICES    0.3%
       2,300     FedEx Corp.                                                                2.650        04/01/07         2,244,768
                                                                                                                      -------------

                 WIRELESS COMMUNICATIONS    0.8%
       6,000     Verizon Wireless Capital LLC                                               5.375        12/15/06         5,997,204
                                                                                                                      -------------

                 WIRELINE COMMUNICATIONS    6.9%
       5,650     AT&T Corp.                                                                 8.000        11/15/31         6,528,665
       7,200     Bellsouth Corp. (Floating Rate Coupon)                                     5.295        11/15/07         7,213,529
       4,850     Deutsche Telekom International Finance BV (Netherlands)                    8.250        06/15/30         5,621,674
       4,685     France Telecom SA (France)                                                 8.500        03/01/31         5,672,828
       6,000     SBC Communications, Inc.                                                   4.125        09/15/09         5,719,776
       3,155     SBC Communications, Inc.                                                   6.150        09/15/34         2,914,835
       6,650     Sprint Capital Corp.                                                       6.125        11/15/08         6,732,234
       2,080     Sprint Capital Corp.                                                       8.750        03/15/32         2,538,513
       1,900     Telecom Italia Capital (Luxembourg)                                        4.000        11/15/08         1,829,088
       4,105     Telecom Italia Capital (Luxembourg)                                        4.000        01/15/10         3,858,618
       1,000     Verizon Communications, Inc.                                               7.510        04/01/09         1,043,679
         265     Verizon New England, Inc.                                                  6.500        09/15/11           266,055
                                                                                                                      -------------
                                                                                                                         49,939,494
                                                                                                                      -------------

TOTAL CORPORATE BONDS                                                                                                   609,983,191
                                                                                                                      -------------

                 MORTGAGE BACKED SECURITIES    0.4%
       1,867     World Financial Property, 144A-Private Placement (a)                       6.910        09/01/13         1,935,273
         752     World Financial Property, 144A-Private Placement (a)                       6.950        09/01/13           780,006
                                                                                                                      -------------

TOTAL MORTGAGE BACKED SECURITIES                                                                                          2,715,279
                                                                                                                      -------------

                 GOVERNMENT OBLIGATIONS    8.7%
       6,550     United States Treasury Bonds                                               6.125        08/15/29         7,245,944
      24,900     United States Treasury Bonds                                               6.375        08/15/27        28,131,173
         500     United States Treasury Bonds                                               8.125        08/15/21           643,594
      10,685     United States Treasury Notes (b)                                           4.250        08/15/13        10,148,667
       7,000     United States Treasury Notes                                               4.250        11/15/13         6,634,145
      10,125     United States Treasury Notes                                               4.500        02/28/11         9,898,777
                                                                                                                      -------------

TOTAL GOVERNMENT OBLIGATIONS                                                                                             62,702,300
                                                                                                                      -------------


TOTAL LONG-TERM INVESTMENTS    93.7%
   (Cost $690,088,495)                                                                                                  675,400,770
                                                                                                                      -------------

SHORT-TERM INVESTMENTS    5.5%
REPURCHASE AGREEMENT    5.4%

               State Street Bank & Trust Co. ($39,070,000 par collateralized by
               U.S. Government obligations in a pooled cash account, interest rate of 4.89%, dated 05/31/06, to be sold on 06/01/06 at
               $39,075,307)                                                                                              39,070,000

U.S. Government Agency Obligations    0.1%

               United States Treasury Bills ($1,000,000  par, yielding 4.396%,
               07/13/06 maturity) (c)                                                                                       994,897
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $40,064,897)                                                                                                    40,064,897
                                                                                                                      -------------

TOTAL INVESTMENTS    99.2%
   (Cost $730,153,392)                                                                                                  715,465,667

OTHER ASSETS IN EXCESS OF LIABILITIES    0.8%                                                                             5,389,276
                                                                                                                      -------------

NET ASSETS    100.0%                                                                                                  $ 720,854,943
                                                                                                                      =============

         Percentages are calculated as a percentage of net assets.

(a)      144A securities are those which are exempt from registration under Rule
         144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)      Security purchased on a when-issued or delayed delivery basis.

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF MAY 31, 2006:

                                                                                 UNREALIZED
                                                                                APPRECIATION/
LONG CONTRACTS:                                                 CONTRACTS       DEPRECIATION
U.S. Treasury Bonds Futures, September 2006
(Current Notional Value of $106,219 per contract)                  475           $ (91,781)

U.S. Treasury Notes 10-Year Futures, September 2006
(Current Notional Value of $104,922 per contract)                  912            (374,132)

U.S. Treasury Notes 5-Year Futures, September 2006
(Current Notional Value of $103,609 per contract)                  245             (93,733)
                                                                 -----           ---------
                                                                 1,632            (559,646)
                                                                 -----           ---------

SHORT CONTRACTS:

U.S. Treasury Notes 2-Year Futures, September 2006
(Current Notional Value of $203,219 per contract)                  722             189,511
                                                                 -----           ---------
                                                                 2,354           $(370,135)
                                                                 =====           =========




SWAP AGREEMENTS OUTSTANDING AS OF MAY 31, 2006:

CREDIT DEFAULT SWAPS

                                                                               PAY/
                                                                             RECEIVED                     NOTIONAL     UNREALIZED
                                                                BUY/SELL       FIXED       EXPIRATION      AMOUNT     APPRECIATION/
COUNTERPARTY                      REFERENCE ENTITY             PROTECTION      RATE           DATE          (000)     DEPRECIATION
JPMorgan Chase Bank, N.A.         Tyco International., Ltd.        Buy         0.65%        03/20/11        3,500      $ (28,952)
Goldman Sachs Capital Markets     Tyco International., Ltd.        Buy         0.80         03/20/11        2,100        (30,566)
Goldman Sachs Capital Markets     Jones Apparel Group, Inc.        Buy         1.64         06/20/11        4,300         28,096
                                                                                                                       ---------
                                                                                                                       $ (31,422)
                                                                                                                       =========


Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Corporate Bond Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2006

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: July 20, 2006